Segment information (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 33,088		$ 27,004	$ 12,916
Gross profit		13,459		10,971	5,880
Net gain / (loss) from fair value adjustment of investment properties		(22,605)		(4,352)	(17,549)
General and administrative expenses		(3,869)		(3,219)	(1,639)
Selling expenses		(4,663)		(4,007)	(1,842)
Other operating results, net		582		(206)	(32)
Profit / (loss) from operations		28,114		7,879	19,903
Share of (loss) / profit of associates and joint ventures		(721)		109	508
Segment profit / (loss)		21,295		5,220	10,078
Net reportable assets		1,949		826
Expenses and Collective Promotion Funds [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,726		1,490	1,194
Costs		(1,760)		(1,517)	(1,207)
Gross profit		(34)		(27)	(13)
Net gain / (loss) from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Other operating results, net
Profit / (loss) from operations		(34)		(27)	(13)
Share of (loss) / profit of associates and joint ventures
Segment profit / (loss)		(34)		(27)	(13)
Reportable assets
Reportable liabilities
Net reportable assets
Discontinued Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	(60,470)		(47,168)	(18,607)
Costs	[1]	44,563		35,488	14,063
Gross profit	[1]	(15,907)		(11,680)	(4,544)
Net gain / (loss) from fair value adjustment of investment properties	[1]	(164)		(113)	(23)
General and administrative expenses	[1]	878		624	200
Selling expenses	[1]	12,749		9,434	3,862
Other operating results, net	[1]	177		64	19
Profit / (loss) from operations	[1]	(2,267)		(1,671)	(486)
Share of (loss) / profit of associates and joint ventures	[1]	(20)		(76)
Segment profit / (loss)	[1]	(2,287)		(1,747)	(486)
Reportable assets	[1]
Reportable liabilities	[1]
Net reportable assets	[1]
Joint Ventures [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[2]	(46)		(41)	(29)
Costs	[2]	29		18	12
Gross profit	[2]	(17)		(23)	(17)
Net gain / (loss) from fair value adjustment of investment properties	[2]	(738)		(192)	(379)
General and administrative expenses	[2]	13		5	1
Selling expenses	[2]	6		5	2
Other operating results, net	[2]	19		(6)	(2)
Profit / (loss) from operations	[2]	(717)		(211)	(395)
Share of (loss) / profit of associates and joint ventures	[2]	611		174	258
Segment profit / (loss)	[2]	(106)		(37)	(137)
Reportable assets	[2]	(347)		(193)	(142)
Reportable liabilities	[2]
Net reportable assets	[2]	(347)		(193)	(142)
Operations Center in Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		5,308		4,311	3,289
Costs		(1,066)		(912)	(658)
Gross profit		4,242		3,399	2,631
Net gain / (loss) from fair value adjustment of investment properties		21,347		4,271	18,209
General and administrative expenses		(903)		(683)	(487)
Selling expenses		(432)		(355)	(264)
Other operating results, net		(78)		(68)	(12)
Profit / (loss) from operations		24,176		6,564	20,077
Share of (loss) / profit of associates and joint ventures		(1,269)	[3]	(94)	127
Segment profit / (loss)		22,907		6,470	20,204
Reportable assets		66,443		44,885	39,294
Reportable liabilities
Net reportable assets		66,443		44,885	39,294
Operations Center in Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		86,580		68,422	27,077
Costs		(61,395)		(49,110)	(19,252)
Gross profit		25,185		19,312	7,825
Net gain / (loss) from fair value adjustment of investment properties		2,160		374	(271)
General and administrative expenses		(3,870)		(3,173)	(1,360)
Selling expenses		(16,986)		(13,093)	(5,442)
Other operating results, net		467		(196)	(32)
Profit / (loss) from operations		6,956		3,224	720
Share of (loss) / profit of associates and joint ventures		(43)		105	123
Segment profit / (loss)		6,913		3,329	843
Reportable assets		266,802		178,964	147,470
Reportable liabilities		(215,452)		(155,235)	(132,989)
Net reportable assets		51,350		23,729	14,481
Total
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		91,888		72,733	30,366
Costs		(62,461)		(50,022)	(19,910)
Gross profit		29,427		22,711	10,456
Net gain / (loss) from fair value adjustment of investment properties		23,507		4,645	17,938
General and administrative expenses		(4,773)		(3,856)	(1,847)
Selling expenses		(17,418)		(13,448)	(5,706)
Other operating results, net		389		(264)	(44)
Profit / (loss) from operations		31,132		9,788	20,797
Share of (loss) / profit of associates and joint ventures		(1,312)		11	250
Segment profit / (loss)		29,820		9,799	21,047
Reportable assets		333,245		223,849	186,764
Reportable liabilities		(215,452)		(155,235)	(132,989)
Net reportable assets		117,793		68,614	53,775
Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[4]	(10)		(10)	(8)
Costs	[4]				6
Gross profit	[4]	(10)		(10)	(2)
Net gain / (loss) from fair value adjustment of investment properties	[4]
General and administrative expenses	[4]	13		8	7
Selling expenses	[4]			2
Other operating results, net	[4]	(3)			(5)
Profit / (loss) from operations	[4]
Share of (loss) / profit of associates and joint ventures	[4]
Segment profit / (loss)	[4]
Reportable assets	[4]	16,178		7,586	5,519
Reportable liabilities	[4]	(45,780)		(28,671)	(23,296)
Net reportable assets	[4]	(29,602)		(21,085)	(17,777)
Total as Per Statement of Income / Statement of Financial Position [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		33,088		27,004	12,916
Costs		(19,629)		(16,033)	(7,036)
Gross profit		13,459		10,971	5,880
Net gain / (loss) from fair value adjustment of investment properties		22,605		4,340	17,536
General and administrative expenses		(3,869)		(3,219)	(1,639)
Selling expenses		(4,663)		(4,007)	(1,842)
Other operating results, net		582		(206)	(32)
Profit / (loss) from operations		28,114		7,879	19,903
Share of (loss) / profit of associates and joint ventures		(721)		109	508
Segment profit / (loss)		27,393		7,988	20,411
Reportable assets		349,076		231,242	192,141
Reportable liabilities		(261,232)		(183,906)	(156,285)
Net reportable assets		$ 87,844		$ 47,336	$ 35,856

[1]	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.G.
[2]	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
[3]	Includes the results of New Lipstick for Ps. (2,380). See Note 18
[4]	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 2,452, Ps. 72 and Ps. 45, as of June 30, 2018, 2017 and 2016, respectively.